FINANCIAL INSTRUMENTS - Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement (Details) - Contingent consideration - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) number
Risk adjusted discount rate
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 43,724
Percentage of possible increase in unobservable input	1.00%
Amount of possible increase in unobservable input	$ 493
Percentage possible decrease in unobservable input	1.00%
Amount of possible decrease in unobservable input	$ 506
Risk adjusted discount rate | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage | number	0.000178
Risk adjusted discount rate | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage | number	0.000435
Expected revenues
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 43,724
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 10,589
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 17,183
Expected revenues | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	2,547
Expected revenues | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	$ 97,797